ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Belgium — 1.1%
Information Technology— 1.1%
Materialise ADR* (A)	890,282	$19,381,439

Total Belgium		19,381,439
Canada — 1.6%
Industrials— 1.6%
ATS Automation Tooling Systems*	945,648	28,452,388

Total Canada		28,452,388
China — 2.8%
Industrials— 1.3%
Estun Automation, Cl A	1,139,465	6,886,595
Han's Laser Technology Industry Group, Cl A	1,087,594	6,204,186
Shenzhen Inovance Technology, Cl A	479,159	5,778,437
Siasun Robot & Automation, Cl A	3,290,754	5,678,020
		24,547,238

Information Technology— 1.5%
Hollysys Automation Technologies	1,354,079	20,419,511
Iflytek	712,495	6,466,894
		26,886,405

Total China		51,433,643
Finland — 1.0%
Industrials— 1.0%
Cargotec, Cl B	335,274	17,978,075

Total Finland		17,978,075
France — 2.3%
Industrials— 0.9%
Schneider Electric	101,139	16,946,248

Information Technology— 1.4%
Dassault Systemes	455,265	25,114,048

Total France		42,060,296
Germany — 6.8%
Industrials— 5.6%
Duerr	471,783	22,590,266
GEA Group	581,994	25,803,982
KION Group	136,086	14,442,728
Krones	244,587	24,116,172
Siemens	99,699	15,555,839
		102,508,987

Information Technology— 1.2%
Jenoptik	668,271	22,933,159

Total Germany		125,442,146
Japan — 18.9%
Consumer Discretionary— 1.1%
Toyota Industries	240,100	19,995,572

Industrials— 12.1%
Daifuku	305,517	27,197,276
Daihen	327,109	14,574,606
FANUC	119,928	26,640,953
Fuji Machine Manufacturing	1,015,800	23,722,054
Harmonic Drive Systems(A)	563,539	31,013,900
Mitsubishi Electric	913,444	12,284,678
Nabtesco	417,510	15,673,268
Shibaura Machine	527,633	12,470,888
SMC	26,776	15,809,429
THK(A)	621,357	17,607,474
Yaskawa Electric	501,949	24,605,792
		221,600,318

Information Technology— 5.7%
Amano	614,400	15,036,705
Keyence	55,148	30,521,089
Omron	293,558	24,929,026
Optex Group	779,100	11,926,087
Yokogawa Electric	1,418,878	21,641,930
		104,054,837

Total Japan		345,650,727
South Korea — 1.5%
Information Technology— 1.5%
Koh Young Technology	1,300,084	27,634,909

Total South Korea		27,634,909
Sweden — 2.4%
Health Care— 0.8%
Elekta, Cl B	998,408	14,574,452

Information Technology— 1.6%
Hexagon, Cl B	1,748,715	28,961,993

Total Sweden		43,536,445
Switzerland — 4.6%
Health Care— 1.5%
Tecan Group	47,970	27,655,661

Industrials— 3.1%
ABB	619,152	22,633,240
Kardex Holding	128,367	34,488,982
		57,122,222

Total Switzerland		84,777,883
Taiwan — 5.6%
Industrials— 2.5%
Airtac International Group	744,932	23,947,573
Hiwin Technologies	1,832,395	20,967,867
		44,915,440

Information Technology— 3.1%
Advantech	1,732,967	22,556,767
Delta Electronics	1,584,187	16,258,239

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Description	Shares	Fair Value

Global Unichip	1,185,000	$17,437,064
		56,252,070

Total Taiwan		101,167,510
United Kingdom — 3.5%
Consumer Discretionary— 1.1%
Ocado Group*	775,219	19,993,761

Information Technology— 2.4%
Blue Prism Group*	1,984,406	23,313,818
Renishaw	284,497	20,212,720
		43,526,538

Total United Kingdom		63,520,299
United States — 47.7%
Consumer Discretionary— 3.4%
Aptiv*	107,243	17,893,494
iRobot* (A)	306,574	26,825,225
Luminar Technologies, Cl A* (A)	928,673	17,087,583
		61,806,302

Health Care— 9.0%
Globus Medical, Cl A*	220,046	18,301,226
Illumina*	64,699	32,074,529
Intuitive Surgical*	36,150	35,841,279
iRhythm Technologies*	404,203	20,662,858
Omnicell*	172,292	25,240,778
Vocera Communications*	753,390	31,612,244
		163,732,914

Industrials— 8.5%
AeroVironment*	249,705	25,245,176
Deere	57,710	20,867,359
John Bean Technologies	125,000	18,322,500
Nordson	107,939	24,408,246
Raven Industries	355,364	20,699,953
Rockwell Automation	95,417	29,333,094
Teledyne Technologies*	38,087	17,244,651
		156,120,979

Information Technology— 26.8%
3D Systems*	716,345	19,728,141
Ambarella*	213,899	21,066,913
Autodesk*	64,380	20,674,350
Brooks Automation	295,619	26,313,047
Cadence Design Systems*	170,734	25,208,875
Cognex	355,385	32,130,358
FARO Technologies*	319,325	23,275,599
IPG Photonics*	135,136	29,481,270
Manhattan Associates*	158,421	25,288,744
Microchip Technology	112,193	16,057,062
National Instruments	547,673	24,157,856
Novanta*	172,673	24,245,016
NVIDIA	125,664	24,503,223
PTC*	167,810	22,729,865
QUALCOMM	146,543	21,952,142
ServiceNow*	59,373	34,904,793
Stratasys* (A)	1,101,061	21,734,944
Teradyne	197,440	25,074,880

Description	Shares/ Par Value	Fair Value

Trimble Navigation*	244,760	$20,926,980
Zebra Technologies, Cl A*	54,114	29,896,903
		489,350,961

Total United States		871,011,156
Total Common Stock
(Cost $1,359,989,120)		1,822,046,916

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, Cl Institutional, 0.03%(B)	1,192,627	1,192,627
Total Short-Term Investment
(Cost $1,192,627)		1,192,627
REPURCHASE AGREEMENTS — 1.3%
BofA
0.050%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $1,595,996 (collateralized by various U.S. Government Agency Obligations, par value $6,279 - $124,362, 1.000% - 5.500%, 11/01/2028 - 08/01/2051, with a total market value of $1,627,814) (C) (D)	$1,595,930	$1,595,930

Citigroup Global Markets
0.060%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $5,383,626 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $263 - $2,573,376, 1.6250% - 5.000%, 03/31/2022 - 07/20/2051, with a total market value of $5,491,025) (C) (D)	5,383,357	5,383,357

Daiwa Capital Markets
0.050%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $5,383,581 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $1 - $592,169, 0.000% - 6.500%, 09/16/2021 - 08/01/2051, with a total market value of $5,491,024) (C) (D)	5,383,357	5,383,357

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Description	Par Value	Fair Value

Deutsche Bank
0.050%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $5,383,581 (collateralized by various U.S. Government Agency Obligations, par value $5 - $1,702,917, 0.000% - 7.250%, 08/12/2021 - 06/21/2041, with a total market value of $5,491,032) (C) (D)	$5,383,357	$5,383,357

RBC Dominion Securities
0.050%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $5,383,581 (collateralized by various U.S. Government Agency Obligations, par value $3 - $1,655,983, 0.250% - 7.500%, 04/15/2024 - 04/01/2053, with a total market value of $5,491,024) (C) (D)	5,383,357	5,383,357

Total Repurchase Agreements
(Cost $23,129,358)		23,129,358

Total Investments - 101.2%
(Cost $1,384,311,105)		$1,846,368,901

Percentages based on Net Assets of $1,825,317,730.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $50,840,674.
(B)	Rate shown is the 7-day effective yield as of July 31, 2021.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $23,129,358.

ADR – American Depository Receipt

Cl - Class

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,822,046,916	$—	$—	$1,822,046,916
Short-Term Investment	1,192,627	—	—	1,192,627
Repurchase Agreements	—	23,129,358	—	23,129,358
Total Investments in Securities	$1,823,239,543	$23,129,358	$—	$1,846,368,901

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-1600